Statement of Additional Information ("SAI") Supplement dated
December 9, 1996 to:

                  PUTNAM AMERICAN GOVERNMENT INCOME FUND
           SAI dated February 1, 1996, as revised August 1, 1996

                     PUTNAM AMERICAN RENAISSANCE FUND
                           SAI dated May 1, 1996

                   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                      PUTNAM ASIA PACIFIC GROWTH FUND
           SAI dated February 1, 1996, as revised August 1, 1996

                       PUTNAM ASSET ALLOCATION FUNDS
           SAI dated February 1, 1996, as revised August 1, 1996

                           PUTNAM BALANCED FUND
                           SAI dated May 1, 1996

                      PUTNAM BALANCED RETIREMENT FUND
           SAI dated March 1, 1996, as revised September 1, 1996

                 PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
           SAI dated February 1, 1996, as revised August 1, 1996

              PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND
           SAI dated February 1, 1996, as revised August 1, 1996

                     PUTNAM CAPITAL APPRECIATION FUND
                       SAI dated September 30, 1996

                      PUTNAM DIVERSIFIED EQUITY TRUST
                          SAI dated June 30, 1996

                      PUTNAM DIVERSIFIED INCOME TRUST
           SAI dated February 1, 1996, as revised August 1, 1996

                    PUTNAM DIVERSIFIED INCOME TRUST II
                          SAI dated May 17, 1996

                       PUTNAM EMERGING MARKETS FUND
                             October 30, 1996

                         PUTNAM EQUITY INCOME FUND
             SAI dated April 1, 1996, as revised July 11, 1996

                         PUTNAM EUROPE GROWTH FUND
                        SAI dated October 30, 1996

                        PUTNAM FEDERAL INCOME TRUST
            SAI dated March 1, 1996, as revised August 30, 1996

                   PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                   THE PUTNAM FUND FOR GROWTH AND INCOME
           SAI dated March 1, 1996, as revised September 1, 1996

                  PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
           SAI dated March 1, 1996, as revised September 1, 1996

                         PUTNAM GLOBAL GROWTH FUND
             SAI dated March 1, 1996, as revised July 31, 1996

                   PUTNAM GLOBAL GROWTH AND INCOME FUND
                          SAI dated June 28, 1996

                   PUTNAM GLOBAL NATURAL RESOURCES FUND
           SAI dated January 1, 1996, as revised August 12, 1996

                     PUTNAM GROWTH AND INCOME FUND II
                          SAI dated April 1, 1996

                       PUTNAM HEALTH SCIENCES TRUST
          SAI dated January 1, 1996, as revised November 8, 1996

                     PUTNAM HIGH YIELD ADVANTAGE FUND
            SAI dated April 1, 1996, as revised October 1, 1996

                          PUTNAM HIGH YIELD TRUST
                         SAI dated January 1, 1996

                            PUTNAM INCOME FUND
            SAI dated March 1, 1996, as revised August 1, 1996

              PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND
            SAI dated April 1, 1996, as revised August 6, 1996

                         PUTNAM INTERNATIONAL FUND
                          SAI dated June 28, 1996

                     PUTNAM INTERNATIONAL GROWTH FUND
                        SAI dated October 30, 1996

                PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
                         SAI dated August 1, 1996

                PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                         SAI dated January 1, 1996

                     PUTNAM INTERNATIONAL VOYAGER FUND
                        SAI dated October 30, 1996

                             PUTNAM JAPAN FUND
                          SAI dated June 28, 1996

                PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                  PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                       PUTNAM MUNICIPAL INCOME FUND
           SAI dated July 30, 1996, as revised November 1, 1996

                         PUTNAM MONEY MARKET FUND
           SAI dated February 1, 1996, as revised August 1, 1996

                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                       PUTNAM NEW OPPORTUNITIES FUND
                        SAI dated October 30, 1996

                           PUTNAM NEW VALUE FUND
                         SAI dated January 1, 1996
                          as revised May 30, 1996

                  PUTNAM NEW YORK TAX EXEMPT INCOME FUND
           SAI dated February 1, 1996, as revised August 2, 1996

                   PUTNAM NEW YORK TAX MONEY MARKET FUND
           SAI dated February 1, 1996, as revised August 2, 1996

               PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
           SAI dated February 1, 1996, as revised August 2, 1996

                    PUTNAM OHIO TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                       SAI dated September 30, 1996

                       PUTNAM PREFERRED INCOME FUND
            SAI dated April 1, 1996, as revised October 1, 1996

                   PUTNAM REAL ESTATE OPPORTUNITIES FUND
                           SAI dated May 1, 1996

                           PUTNAM RESEARCH FUND
                           SAI dated May 1, 1996

                       PUTNAM TAX EXEMPT INCOME FUND
           SAI dated February 1, 1996, as revised August 1, 1996

                    PUTNAM TAX EXEMPT MONEY MARKET FUND
           SAI dated February 1, 1996, as revised August 1, 1996

                  PUTNAM UTILITIES GROWTH AND INCOME FUND
            SAI dated March 1, 1996, as revised August 29, 1996

On December 6, 1996, the Trustees of the Putnam funds approved the elimination of all of the non-fundamental investment restrictions of the above-named funds, including those listed in the section of the SAI entitled "Investment Restrictions" (and, if applicable, "Proposed Restrictions") except for the following policy, which prohibits a fund from investing more than:

     15% of its net assets in any combination of securities that are not readily marketable, in securities restricted to resale (excluding securities determined by the Trustees (or the person designated by them to make such determinations)) or in repurchase agreements maturing in more than seven days. (Under current rules, a money market fund may not invest more than 10% of its net assets in such securities.)



                                        Job code 29920